RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 2)			12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 Designated as a net investment hedge Cross-currency swaps US$ denominated CAD		Dec. 31, 2012 Designated as a net investment hedge Cross-currency swaps US$ denominated CAD		Dec. 31, 2013 Designated as a net investment hedge Cross-currency swaps US$ denominated USD ($)		Dec. 31, 2012 Designated as a net investment hedge Cross-currency swaps US$ denominated USD ($)		Dec. 31, 2013 Designated as a net investment hedge Forward foreign exchange contracts US$ denominated USD ($)	Dec. 31, 2013 Designated as a net investment hedge Forward foreign exchange contracts US$ denominated CAD		Dec. 31, 2012 Designated as a net investment hedge Forward foreign exchange contracts US$ denominated USD ($)	Dec. 31, 2012 Designated as a net investment hedge Forward foreign exchange contracts US$ denominated CAD		Dec. 31, 2013 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts CAD	Dec. 31, 2012 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts CAD	Dec. 31, 2013 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts Other current assets CAD	Dec. 31, 2012 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts Other current assets CAD	Dec. 31, 2013 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts Intangible and Other assets CAD	Dec. 31, 2012 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts Intangible and Other assets CAD	Dec. 31, 2013 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts Accounts payable and Other CAD	Dec. 31, 2012 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts Accounts payable and Other CAD	Dec. 31, 2013 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts Other Long-Term Liabilities CAD	Dec. 31, 2012 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts Other Long-Term Liabilities CAD	Dec. 31, 2013 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts US$ denominated USD ($)	Dec. 31, 2013 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts US$ denominated CAD		Dec. 31, 2012 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts US$ denominated USD ($)	Dec. 31, 2012 Designated as a net investment hedge Cross-currency swaps and forward foreign exchange contracts US$ denominated CAD
Risk management and financial instruments
Gross derivative instruments presented on the balance sheet	507,000,000	446,000,000	(201,000,000)	[1],[2]	82,000,000	[1],[2]													5,000,000	71,000,000	0	47,000,000
Fair Value - Liabilities	(612,000,000)	(469,000,000)										(11,000,000)	[1]		0	[1]							(50,000,000)	(6,000,000)	(167,000,000)	(30,000,000)
Fair value																	(212,000,000)	82,000,000										(212,000,000)	[1]		82,000,000	[1]
Notional or Principal Amount							3,800,000,000	[2]	3,800,000,000	[2]	850,000,000			250,000,000													4,650,000,000			4,050,000,000
Net realized gains related to the interest component			29,000,000		30,000,000

[1]	Fair values approximate carrying values.
[2]	In 2013, net realized gains of $29 million (2012 – gains of $30 million) related to the interest component of cross-currency swap settlements are included in Interest Expense.